UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06515

Morgan Stanley Global Fixed Income Opportunities Fund
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York	10036
(Address of principal executive offices)	(Zip code)
Mary E. Mullin, Esq. Executive Director Morgan Stanley Investment Management Inc. 522 Fifth Avenue New York, New York 10036
(Name and address of agent for service)

Registrant's telephone number, including area code: 800-548-7786

Date of fiscal year end: 10/31

Date of reporting period: 7/1/16 – 6/30/17

*******************************FORM N - Px REPORT*******************************

ICA File Number: 811-06515
Reporting Period: 07/01/2016 - 06/30/2017
Morgan Stanley Global Fixed Income Opportunities Fund

============= Morgan Stanley Global Fixed Income Opportunities Fund ============

SAEXPLORATION HOLDINGS, INC.

Ticker:        SAEX                           Security ID:  78636X204
Meeting Date:  NOV 03, 2016                   Meeting Type: Annual
Record Date:   SEP 12, 2016

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Jeff Hastings            For       For          Management
1.2   Elect Director Brian Beatty             For       For          Management
1.3   Elect Director L. Melvin Cooper         For       For          Management
1.4   Elect Director Gary Dalton              For       For          Management
1.5   Elect Director Michael Kass             For       For          Management
1.6   Elect Director Jacob Mercer             For       For          Management
2     Amend Non-Employee Director Omnibus     For       Against      Management
      Stock Plan
3     Advisory Vote to Ratify Named Executive For       For          Management
      Officers' Compensation
4     Ratify Pannell Kerr Forster of Texas,   For       For          Management
      P.C. as Auditors

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Morgan Stanley Global Fixed Income Opportunities Fund

By (Signature and Title)*	/s/ John H. Gernon
John H. Gernon President and Principal Executive Officer

Date August 24, 2017
* Print the name and title of each signing officer under his or her signature.